Deposits from Banks - Additional Information (Detail) - EUR (€) € in Billions	1 Months Ended		6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Deposits from banks [Abstract]
New targeted longer term refinancing operations	€ 59.5		€ 59.5	€ 17.7
Repayment of new targeted longer term refinancing operations	€ 17.7
Percentage of growth in lending volumes equal to or above	0.00%		0.00%
Percentage of interest rate applied on all TLTRO III operations (BPS)	0.50%		0.50%
Maximum average interest rate on the deposit facility	(1.00%)		(1.00%)
Longer-term refinancing operations (TLTRO III)		€ 4.5	€ 55.0